Other Current Assets	6 Months Ended
Jun. 30, 2021
Prepaid Expense and Other Assets, Current [Abstract]
OTHER CURRENT ASSETS

NOTE 2 – OTHER CURRENT ASSETS

Other current assets consisted of the following as of June 30, 2021 and December 31, 2020:

	June 30,	December 31,
	2021	2020

Prepaid insurance	$227,800	$39,117
Deferred stock offering costs	166,967	-
Prepaid license fees	69,499	30,841
Operating lease right of use	92,503	131,568
Other	93,539	38,697
	$650,308	$240,223